RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Blackstone and First Reserve [Member] | Series B Units [Member]
Related Party Transaction [Line Items]
Distributions to Series B Unitholders	$ 0	$ 6,152,000	$ 19,592,000
Executive Chairman of the Board of Directors [Member]
Related Party Transaction [Line Items]
Charges incurred during period		824,000	$ 957,000
Consulting Agreement [Member] | Former Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Charges incurred during period	$ 900,000	500,000
Related Party, Annual Fee		$ 900,000